ADVANCES TO SUPPLIERS (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Purchases of materials		10,476	1,665
Prepayments for advertisement		3,660	4,636
Prepayments for transportation fee		64	2
Prepayments for operating lease		204	134
Prepayments for testing fee		238	307
Utility deposit		206	785
Deposits for research and development fee		1,998	1,416
Prepayment for seed usage fee		50	198
Others		855	625
Advances to suppliers	$ 2,885	17,751	9,768